Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
(Loss)/earnings attributable to owners of the parent	£ (14,367)	£ 6,666	£ 6,801
Coupon on perpetual hybrid bonds	(59)	(60)	(15)
Tax on coupon on perpetual hybrid bonds	14	11	3
(Loss)/earnings	£ (14,412)	£ 6,617	£ 6,789